Selected Statement of Operations Data - Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 1,047,338	$ 1,033,972	$ 636,582
Reportable Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,017,589	1,001,871	609,660
Assets not allocated to segments	$ 29,749	$ 32,101	$ 26,922